18. Loans and Borrowings (Details - Book value) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and borrowings
Total non-current	$ 16,441,879	$ 18,146,247	$ 21,110,316
Total current	2,798,445	4,438,354	4,206,847
Total loans and borrowings	19,240,324	22,584,601	25,317,163
Revolving Lines Of Credit [Member]
Loans and borrowings
Total current	686,900	812,913	711,675
Bank Loans [Member]
Loans and borrowings
Total non-current	0	0	4,179,528
Total current	330,407	1,604,426	1,683,705
Finance Lease Creditor [Member]
Loans and borrowings
Total non-current	15,491,030	17,148,421	16,054,972
Total current	891,305	1,131,182	921,634
Other Loans [Member]
Loans and borrowings
Total non-current	950,849	997,826	875,816
Total current	$ 889,833	$ 889,833	$ 889,833